Property, Plant and Equipment	8 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	Property, Plant and Equipment

Property, plant and equipment consist of the following:

	April 30,	April 30,	December 31,
	2011	2012	2012
	HK$	HK$	HK$

Property, plant and equipment:
Buildings	21,148	55,680	123,712
Plant and machineries	753,866	793,044	263,618
Furniture, fixtures and equipment	125,106	143,837	110,897
Leasehold improvements	8,070	8,379	8,108
Computer equipment	12,983	16,828	9,262
Motor vehicles	9,406	11,018	8,618
Moulds	23,477	22,714	8,231
	954,056	1,051,500	523,446
Accumulated depreciation and amortization	(497,971)	(634,642)	(139,519)
Construction in progress	94,994	107,279	47,456
Property, plant and equipment, net	551,079	524,137	440,383

As of April 30, 2011, 2012 and December 31, 2012, construction in progress mainly represents the new factory building and the staff dormitory located in Shenzhen under construction.

Depreciation and amortization of property, plant and equipment were HK$120,850, HK$142,089, HK$155,668 and HK$102,749 during the years ended April 30, 2010, 2011 and 2012 and the period ended December 31, 2012, respectively.

Property, plant and equipment recorded under capital leases consist of the following:

	April 30,	April 30,	December 31,
	2011	2011	2012
	HK$	HK$	HK$

Property, plant and equipment recorded under capital leases:
Plant and machineries	32,803	5,362	-
Accumulated depreciation and amortization	(14,827)	(3,915)	-
Property, plant and equipment recorded under capital leases, net	17,976	1,447	-

Depreciation and amortization of property, plant and equipment recorded under capital leases were HK$9,251, HK$4,725, HK$1,072 and HK$Nil for the years ended April 30, 2010, 2011 and 2012 and for the period ended December 31, 2012, respectively.